Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 17.4%
AbbVie Inc.	826,540	$55,064,095
ACADIA Pharmaceuticals Inc.(a)	63,299	1,555,889
Agios Pharmaceuticals Inc.(a)(b)	28,602	1,376,042
Alexion Pharmaceuticals Inc.(a)	125,372	14,203,394
Alkermes PLC(a)	87,398	2,024,138
Allogene Therapeutics Inc.(a)	10,811	335,141
Alnylam Pharmaceuticals Inc.(a)	52,976	4,110,408
Amgen Inc.	341,053	63,633,669
Biogen Inc.(a)	108,416	25,783,493
BioMarin Pharmaceutical Inc.(a)	100,117	7,941,281
Bluebird Bio Inc.(a)(b)	30,780	4,039,259
Celgene Corp.(a)	394,309	36,221,225
Clovis Oncology Inc.(a)(b)	29,550	311,753
Exact Sciences Corp.(a)	72,193	8,310,136
Exelixis Inc.(a)	168,093	3,575,338
FibroGen Inc.(a)(b)	42,563	2,011,527
Gilead Sciences Inc.	710,945	46,581,116
Immunomedics Inc.(a)(b)	95,998	1,415,971
Incyte Corp.(a)	99,521	8,451,323
Intercept Pharmaceuticals Inc.(a)(b)	13,312	836,659
Intrexon Corp.(a)(b)	39,414	314,918
Ionis Pharmaceuticals Inc.(a)	78,449	5,166,651
Ligand Pharmaceuticals Inc.(a)(b)	10,959	1,002,858
Madrigal Pharmaceuticals Inc.(a)(b)	4,702	410,438
Medicines Co. (The)(a)(b)	37,136	1,330,954
Moderna Inc.(a)(b)	14,651	191,928
Myriad Genetics Inc.(a)(b)	41,348	1,204,881
Neurocrine Biosciences Inc.(a)(b)	50,891	4,905,384
OPKO Health Inc.(a)(b)	223,102	470,745
Portola Pharmaceuticals Inc.(a)	37,500	1,000,500
Regeneron Pharmaceuticals Inc.(a)	43,967	13,399,383
Sage Therapeutics Inc.(a)(b)	28,595	4,584,922
Sarepta Therapeutics Inc.(a)(b)	38,959	5,799,047
Seattle Genetics Inc.(a)	60,258	4,562,133
Ultragenyx Pharmaceutical Inc.(a)(b)	30,205	1,820,153
United Therapeutics Corp.(a)	24,485	1,940,191
Vertex Pharmaceuticals Inc.(a)	143,198	23,859,651

		359,746,594

Health Care Equipment & Supplies — 26.6%
Abbott Laboratories	986,345	85,910,650
Abiomed Inc.(a)	25,262	7,036,983
Align Technology Inc.(a)	40,653	8,499,729
Avanos Medical Inc.(a)(b)	26,947	1,097,282
Baxter International Inc.	265,276	22,275,226
Becton Dickinson and Co.	150,810	38,124,768
Boston Scientific Corp.(a)	777,514	33,013,244
Cantel Medical Corp.(b)	20,350	1,877,898
Cooper Companies Inc. (The)	27,667	9,334,846
Danaher Corp.	352,247	49,490,704
Dentsply Sirona Inc.	130,778	7,120,862
DexCom Inc.(a)(b)	50,904	7,985,310
Edwards Lifesciences Corp.(a)	116,575	24,812,989
Globus Medical Inc., Class A(a)	42,866	1,953,832
Haemonetics Corp.(a)	28,626	3,494,662
Hill-Rom Holdings Inc.	37,453	3,993,988
Hologic Inc.(a)	150,068	7,690,985
ICU Medical Inc.(a)	9,307	2,368,073
IDEXX Laboratories Inc.(a)	48,039	13,549,400

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inogen Inc.(a)(b)	10,053	$618,260
Insulet Corp.(a)(b)	33,365	4,101,893
Integra LifeSciences Holdings Corp.(a)	39,839	2,525,394
Intuitive Surgical Inc.(a)	64,547	33,532,812
LivaNova PLC(a)	26,982	2,078,963
Masimo Corp.(a)	27,411	4,326,826
Medtronic PLC	749,597	76,413,918
Neogen Corp.(a)(b)	29,348	2,095,447
NuVasive Inc.(a)	29,040	1,934,064
Penumbra Inc.(a)(b)	17,456	2,925,626
ResMed Inc.	80,248	10,327,918
Steris PLC	47,243	7,032,593
Stryker Corp.	173,144	36,322,148
Teleflex Inc.	25,767	8,754,081
Varian Medical Systems Inc.(a)(b)	50,836	5,966,621
West Pharmaceutical Services Inc.(b)	41,088	5,640,150
Zimmer Biomet Holdings Inc.	114,395	15,458,196

		549,686,341

Health Care Providers & Services — 18.6%
Acadia Healthcare Co. Inc.(a)(b)	49,865	1,592,688
Anthem Inc.	143,799	42,364,623
Brookdale Senior Living Inc.(a)(b)	104,753	816,026
Centene Corp.(a)	231,232	12,044,875
Chemed Corp.	8,920	3,616,079
Cigna Corp.	212,138	36,046,489
Covetrus Inc.(a)(b)	53,729	1,271,765
CVS Health Corp.	726,329	40,580,001
DaVita Inc.(a)	70,842	4,239,894
Encompass Health Corp.	55,414	3,537,630
HCA Healthcare Inc.	149,155	19,913,684
HealthEquity Inc.(a)	38,828	3,183,119
Henry Schein Inc.(a)	83,353	5,546,309
Humana Inc.	75,502	22,405,219
Laboratory Corp. of America Holdings(a)	55,071	9,225,494
Magellan Health Inc.(a)(b)	13,611	957,398
McKesson Corp.	106,214	14,758,435
MEDNAX Inc.(a)(b)	48,391	1,188,967
Molina Healthcare Inc.(a)(b)	35,009	4,648,495
Patterson Companies Inc.	47,021	931,016
Quest Diagnostics Inc.	75,164	7,672,741
Tenet Healthcare Corp.(a)(b)	46,627	1,098,998
UnitedHealth Group Inc.	531,370	132,316,444
Universal Health Services Inc., Class B	46,340	6,990,852
WellCare Health Plans Inc.(a)	28,128	8,079,768

		385,027,009

Health Care Technology — 0.1%
Teladoc Health Inc.(a)(b)	40,027	2,731,442

Life Sciences Tools & Services — 7.3%
Agilent Technologies Inc.	176,679	12,263,289
Bio-Rad Laboratories Inc., Class A(a)	11,202	3,527,510
Bio-Techne Corp.	21,163	4,447,404
Bruker Corp.	56,435	2,700,415
Charles River Laboratories International Inc.(a)	27,257	3,667,157
Illumina Inc.(a)	82,191	24,606,342
IQVIA Holdings Inc.(a)	88,226	14,042,932
Mettler-Toledo International Inc.(a)	13,850	10,480,988
PRA Health Sciences Inc.(a)	33,023	3,299,328
Syneos Health Inc.(a)(b)	34,410	1,758,007
Thermo Fisher Scientific Inc.	223,640	62,100,355

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)(b)	38,848	$8,179,835

		151,073,562

Pharmaceuticals — 29.8%
Akorn Inc.(a)(b)	52,793	196,390
Allergan PLC	172,293	27,653,027
Amneal Pharmaceuticals Inc.(a)	45,884	167,935
Bristol-Myers Squibb Co.	914,536	40,614,544
Catalent Inc.(a)(b)	81,577	4,608,285
Elanco Animal Health Inc.(a)	204,788	6,749,812
Eli Lilly & Co.	483,090	52,632,656
Endo International PLC(a)	112,313	356,032
Horizon Therapeutics PLC(a)(b)	103,364	2,572,730
Jazz Pharmaceuticals PLC(a)(b)	31,683	4,415,977
Johnson & Johnson	1,484,479	193,308,855
Mallinckrodt PLC(a)	46,799	318,701
Merck & Co. Inc.	1,439,521	119,465,848
Mylan NV(a)	288,798	6,035,878
Nektar Therapeutics(a)(b)	97,503	2,774,935
Perrigo Co. PLC	70,001	3,780,754
Pfizer Inc.	3,104,058	120,561,613
Prestige Consumer Healthcare Inc.(a)(b)	28,904	1,000,078
Zoetis Inc.	267,619	30,746,747

		617,960,797

Total Common Stocks — 99.8% (Cost: $2,023,684,502)		2,066,225,745

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	53,981,477	$54,008,467
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	2,926,000	2,926,000

		56,934,467

Total Short-Term Investments — 2.7% (Cost: $56,921,481)		56,934,467

Total Investments in Securities — 102.5% (Cost: $2,080,605,983)		2,123,160,212

Other Assets, Less Liabilities — (2.5)%		(52,717,732)

Net Assets — 100.0%		$2,070,442,480

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	39,194,069	14,787,408	53,981,477	$54,008,467	$35,807	(a)	$(599)	$4,783
BlackRock Cash Funds: Treasury, SL Agency Shares	3,938,417	(1,012,417)	2,926,000	2,926,000	12,276		—	—

				$56,934,467	$48,083		$(599)	$4,783

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,066,225,745	$—	$—	$2,066,225,745
Money Market Funds	56,934,467	—	—	56,934,467

	$2,123,160,212	$—	$—	$2,123,160,212

2